Description of Organization and Business Operations	6 Months Ended	11 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

1. ORGANIZATION

YD Bio Limited (the “Company” or “Pubco”) was registered by way of continuation as a Cayman Islands exempted company limited by shares on November 14, 2024. The Company was originally incorporated in Delaware under the name True Velocity, Inc. on February 6, 2024, becoming a direct wholly owned subsidiary of Breeze Holdings Acquisition Corp., and changed its name to YD Bio Limited on November 18, 2024. The Company has not commenced any operations since its formation. The Company was re-domesticated solely for the purpose of completing the transactions contemplated by the Merger Agreement and Plan of Reorganization, dated September 24, 2024 (as may be further amended, supplemented, or otherwise modified from time to time, the “Merger Agreement”).

The parties to the Merger Agreement include (i) Pubco, (ii) Breeze Holdings Acquisition Corp., a Delaware corporation (“Breeze”), (iii) Breeze Merger Sub, Inc., a Delaware corporation and direct, wholly owned subsidiary of Pubco (“Breeze Merger Sub”), (iv) BH Biopharma Merger Sub Limited, a Cayman Islands exempted company (“Company Merger Sub” and with Breeze Merger Sub, collectively, the “Merger Subs”), and (v) YD Biopharma Limited, a Cayman Islands exempted company (“YD Biopharma”).

Pursuant to the terms of the Merger Agreement, Breeze Merger Sub merged with and into Breeze with Breeze surviving the merger as a wholly owned subsidiary of Pubco (the “Breeze Merger”), and Company Merger Sub merged with and into YD Biopharma, with YD Biopharma surviving such merger as a wholly owned subsidiary of Pubco (the “Company Merger” and together with the Breeze Merger, the “Mergers” and together with the other transactions and ancillary agreements contemplated by the Merger Agreement, the “Business Combination”).

On May 30, 2025, after approval by the boards of directors of all the parties to the Merger Agreement, the parties entered into an amendment to the Merger Agreement to increase the maximum size of the private investment in public equity (“PIPE”) financing from $15.0 million to $30.0 million.

Following the consummation of the transaction contemplated by the Merger Agreement, the Company is the surviving publicly traded entity and owns all of the equity interests of Breeze and YD Biopharma.

On August 28, 2025 (the “Closing Date”), the Company consummated the Business Combination with YD Biopharma and Breeze pursuant to the Merger Agreement. The consummation of the Business Combination involved the Breeze Merger, pursuant to which, at the closing of the transactions contemplated by the Merger Agreement, the separate corporate existence of Breeze Merger Sub ceased, with Breeze as the surviving corporation becoming a wholly owned subsidiary of the Company, and the Company Merger, pursuant to which, at the closing of the transactions contemplated by the Merger Agreement, the separate corporate existence of Company Merger Sub ceased, with YD Biopharma as the surviving corporation becoming a wholly owned subsidiary of the Company pursuant to the terms of the Merger Agreement and in accordance with the Companies Act. As a result of the Business Combination, the Company owns 100% of the outstanding ordinary shares of YD Biopharma and ordinary shares, warrants, and rights of Breeze.

As of June 30, 2025 and as of immediately prior to the effective time of business combination on August 28, 2025, the authorized share capital of the Company was US$50,000 divided into 500,000,000 ordinary shares of par value US$0.0001 each, and 1,000 ordinary shares were issued.

At the effective time of business combination on August 28, 2025, the issued and outstanding ordinary shares of the Company, were cancelled and extinguished in accordance with the Merger Agreement.

On August 28, 2025, at the closing of the Business Combination, Breeze’s outstanding shares were exchanged for 4,140,948 ordinary shares of the Company, as stipulated in the Merger Agreement. This exchange reflects the conversion of Breeze’s public shares, sponsor shares, rights and other outstanding equity interests (net of any redemptions) into ordinary shares of the Company, contributing to the post-closing equity structure of the Company.

At the same time, pursuant to the Merger Agreement, the issued and outstanding shares of YD Biopharma were exchanged for ordinary shares of the Company with each YD Biopharma shareholder receiving its pro rata share of the Exchange Consideration. The “Exchange Consideration” was the number of newly issued Pubco ordinary shares equal to (a) a transaction value of $647,304,110 divided by (b) a per share price of $10.00. “Pro Rata Share” means, with respect to each YD Biopharma shareholder, a fraction expressed as a percentage equal to (i) the number of shares of common stock held by such YD Biopharma shareholder immediately prior to the closing, divided by (ii) the total number of issued and outstanding shares of common stock immediately prior to the closing. As a result, 64,730,411 ordinary shares of Pubco were issued to the former shareholders of YD Biopharma at closing.

In addition, on August 28, 2025, Pubco issued 1,650,000 ordinary shares to certain investors in connection with a PIPE Financing raising aggregate proceeds of $13.2 million at a price per share of $8.00.

On August 28, 2025, at the closing of the Business Combination and in accordance with the Merger Agreement, Breeze’s outstanding warrants were exchanged for 16,925,000 Pubco warrants on a one-for-one basis, with the same exercise price and terms.

As of August 28, 2025, immediately following the completion of the Business Combination closing, there were 70,521,359 Pubco ordinary shares outstanding and 16,925,000 Pubco warrants outstanding.

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

YD Bio Limited (the “Company” or “Pubco”) was registered by way of continuation as a Cayman Islands exempted company limited by shares on November 14, 2024. The Company was originally incorporated in Delaware under the name True Velocity, Inc. on February 6, 2024, becoming a direct wholly-owned subsidiary of Breeze Holdings Acquisition Corp., and changed its name to YD Bio Limited on November 18, 2024. The Company has not commenced any operations since its formation. The Company was re-domesticated solely for the purpose of completing the transactions contemplated by the Merger Agreement and Plan of Reorganization, dated September 24, 2024 (as may be further amended, supplemented, or otherwise modified from time to time, the “Merger Agreement”).

The parties to the Merger Agreement include (i) Pubco, (ii) Breeze Holdings Acquisition Corp., a Delaware corporation (“Breeze”), (iii) Breeze Merger Sub, Inc., a Delaware corporation and which will be a direct, wholly-owned subsidiary of Pubco (“Breeze Merger Sub”), (iv) BH Biopharma Merger Sub Limited, a Cayman Islands exempted company (“Company Merger Sub,” with Company Merger Sub and Breeze Merger Sub together referred to herein as the “Merger Subs”), and (v) YD Biopharma Limited, a Cayman Islands exempted company (“YD Biopharma”), including the transactions contemplated thereby. In connection with and upon the consummation of the merger contemplated by the Merger Agreement, Breeze will become a wholly-owned subsidiary of Pubco.

Pursuant to the terms of the Merger Agreement, Breeze Merger Sub will merge with and into Breeze with Breeze surviving the merger as a wholly-owned subsidiary of Pubco (the “Breeze Merger”), and Company Merger Sub will merge with and into YD Biopharma, with YD Biopharma surviving such merger as a wholly-owned subsidiary of Pubco (the “Company Merger” and together with the Breeze Merger, the “Mergers” and together with the other transactions and ancillary agreements contemplated by the Merger Agreement, the “Business Combination”).

Following the consummation of the transaction contemplated by the Merger Agreement, the Company will be the surviving publicly traded entity and will own all of the equity interests of Breeze and YD Biopharma. However, the consummation of the transactions contemplated by the Merger Agreement is subject to numerous conditions, and there can be no assurances that such conditions will be satisfied.